Stockholders' Equity - Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	28,233,515
Vested (in shares) | shares	(187,125)
Canceled and forfeited (in shares) | shares	(875,460)
Outstanding, ending balance (in shares) | shares	27,170,930
Weighted Average Grant-Date Fair Value per Share
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	3.91
Vested (in dollars per share) | $ / shares	4.00
Canceled and forfeited (in dollars per share) | $ / shares	3.97
Outstanding, ending balance (in dollars per share) | $ / shares	$ 3.91